Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Property and equipment, net
Total		¥ 65,380			¥ 98,945
Less: Accumulated depreciation		(23,804)			(49,936)
Property and equipment, net		41,576		$ 7,533	49,009
Depreciation expenses	¥ 26,132	15,537	¥ 6,810
Computers and equipment
Property and equipment, net
Total		33,759			55,502
Leasehold improvement
Property and equipment, net
Total		25,913			35,807
Furniture and fixtures
Property and equipment, net
Total		¥ 5,708			¥ 7,636